Leases - Disclosure Of Quantitative Information About Right of use Assets Explanatory (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	₩ 20,558,446	₩ 20,139,703
Additions and others	5,782,395	3,714,719
Depreciation	(3,985,785)	(3,977,253)
Impairments	(1,260,436)	(19,085)	₩ (38,494)
Others	(36,809)	(10,952)
Disposals	(54,432)	(64,350)	(60,294)
Gain or loss on foreign currency translation	156,999	900,303
Ending Balance	20,946,933	20,558,446	20,139,703
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	433,847
Others	45,771
Ending Balance	476,045	433,847
Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	308,619
Depreciation	(269,796)	(259,095)
Others	334,931	299,534
Gain or loss on foreign currency translation	3,643	16,296
Ending Balance	311,157	308,619
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	119,866	110,907
Additions and others	72,567	63,655
Depreciation	(76,370)	(62,983)
Impairments	(3,439)
Others	(420)
Disposals		(7)
Gain or loss on foreign currency translation	454	8,294
Ending Balance	112,658	119,866	110,907
Right-of-use assets [member] | Buildings And Structures [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	56,167	55,166
Additions and others	60,515	54,728
Depreciation	(63,494)	(51,368)
Impairments	(2,175)
Disposals		(7)
Gain or loss on foreign currency translation	20	(2,352)
Ending Balance	51,033	56,167	55,166
Right-of-use assets [member] | Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	54,417	47,411
Additions and others	460	39
Depreciation	(3,014)	(2,985)
Impairments	(721)
Others	(420)
Gain or loss on foreign currency translation	1,082	9,952
Ending Balance	51,804	54,417	47,411
Right-of-use assets [member] | Machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,330	1,859
Additions and others	456	870
Depreciation	(1,136)	(1,469)
Impairments	(3)
Gain or loss on foreign currency translation	(49)	70
Ending Balance	598	1,330	1,859
Right-of-use assets [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	7,062	5,970
Additions and others	11,033	7,620
Depreciation	(8,288)	(6,745)
Impairments	(501)
Gain or loss on foreign currency translation	(804)	217
Ending Balance	8,502	7,062	5,970
Right-of-use assets [member] | Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	890	501
Additions and others	103	398
Depreciation	(438)	(416)
Impairments	(39)
Gain or loss on foreign currency translation	205	407
Ending Balance	₩ 721	₩ 890	₩ 501